Vessel Operating and Voyage Expenses	6 Months Ended
Jun. 30, 2025
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
12.       Vessel Operating and Voyage Expenses:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2024	2025
Brokerage commissions- related party	50,221	116,068
Port & other expenses	106,405	294,101
Total Voyage expenses	$156,626	$410,169

	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2024	2025
Crew & crew related costs	733,971	757,771
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	206,664	260,435
Lubricants	52,306	40,430
Insurance	61,058	61,864
Tonnage taxes	14,852	15,087
Other	67,023	102,481
Total Vessel operating expenses	$1,135,874	$1,238,068